UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

VanEck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2024

Item 1.	REPORTS TO STOCKHOLDERS.

VanEck VIP Emerging Markets Bond Fund

Initial Class

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Bond Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$55	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$16,821,758
  Number of Portfolio Holdings112
  Portfolio Turnover Rate125%
  Advisory Fees Paid$18,313

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Government
78.3%
Financials
5.3%
Energy
4.5%
Utilities
3.2%
Real Estate
2.4%
Basic Materials
0.9%
Industrials
0.7%
Consumer Non-Cyclicals
0.4%
Money Market Fund
5.7%
Liabilities in excess of other assets *
(1.4)%

Value	Value	Value
Liabilities in excess of other assets Footnote Reference*		(1.4)%
Money Market Fund		5.7%
Consumer Non-Cyclicals		0.4%
Industrials		0.7%
Basic Materials		0.9%
Real Estate		2.4%
Utilities		3.2%
Energy		4.5%
Financials		5.3%
Government		78.3%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

If you wish to receive a copy of this document at a new address, contact 800.826.2333

VanEck VIP Emerging Markets Fund

Initial Class

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$62	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$100,112,089
  Number of Portfolio Holdings73
  Portfolio Turnover Rate9%
  Advisory Fees Paid$502,467

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Financials 21.6%
Consumer Discretionary 21.2%
Information Technology 18.7%
Industrials 15.4%
Energy 6.0%
Health Care 5.6%
Real Estate 5.5%
Communication Services 3.8%
Consumer Staples 2.8%
Money Market Fund 0.3%
Liabilities in excess of other assets (0.9)%

Value	Value	Value
Liabilities in excess of other assets		(0.9)%
Money Market Fund		0.3%
Consumer Staples		2.8%
Communication Services		3.8%
Real Estate		5.5%
Health Care		5.6%
Energy		6.0%
Industrials		15.4%
Information Technology		18.7%
Consumer Discretionary		21.2%
Financials		21.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

If you wish to receive a copy of this document at a new address, contact 800.826.2333

VanEck VIP Emerging Markets Fund

Class S

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$78	1.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$100,112,089
  Number of Portfolio Holdings73
  Portfolio Turnover Rate9%
  Advisory Fees Paid$502,467

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.9)%
Money Market Fund		0.3%
Consumer Staples		2.8%
Communication Services		3.8%
Real Estate		5.5%
Health Care		5.6%
Energy		6.0%
Industrials		15.4%
Information Technology		18.7%
Consumer Discretionary		21.2%
Financials		21.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

If you wish to receive a copy of this document at a new address, contact 800.826.2333

VanEck VIP Global Gold Fund

Class S

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck VIP Global Gold Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$72	1.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$56,741,944
  Number of Portfolio Holdings60
  Portfolio Turnover Rate33%
  Advisory Fees Paid$167,324

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Gold
89.2%
Silver
7.4%
Copper
1.9%
Precious Metals & Minerals
1.0%
Diversified Metals & Mining
0.2%
Money Market Fund
0.3%
Other assets less liabilities
–%

Value	Value	Value
Other assets less liabilities		-%
Money Market Fund		0.3%
Diversified Metals & Mining		0.2%
Precious Metals & Minerals		1.0%
Copper		1.9%
Silver		7.4%
Gold		89.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

If you wish to receive a copy of this document at a new address, contact 800.826.2333

VanEck VIP Global Resources Fund

Initial Class

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$55	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$301,854,928
  Number of Portfolio Holdings67
  Portfolio Turnover Rate26%
  Advisory Fees Paid$1,489,114

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

% of Total Net Assets
Oil & Gas
36.6%
Base & Industrial Metals
19.0%
Agriculture
17.1%
Gold & Precious Metals
11.1%
Renewables & Alternatives
5.5%
Industrials & Utilities
4.1%
Paper & Forest
2.2%
Money Market Fund
5.0%
Liabilities in excess of other assets
(0.6)%

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		5.0%
Paper & Forest		2.2%
Industrials & Utilities		4.1%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

If you wish to receive a copy of this document at a new address, contact 800.826.2333

VanEck VIP Global Resources Fund

Class S

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period"). For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$67	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Key Fund Statistics

  Total Net Assets$301,854,928
  Number of Portfolio Holdings67
  Portfolio Turnover Rate26%
  Advisory Fees Paid$1,489,114

What did the Fund invest in?

This chart shows a summary of the Fund's holdings by sector.

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		5.0%
Paper & Forest		2.2%
Industrials & Utilities		4.1%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.

If you wish to receive a copy of this document at a new address, contact 800.826.2333

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2024 (unaudited)

VanEck VIP Trust

VanEck VIP Emerging Markets Bond Fund

800.826.2333	vaneck.com

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

		Par (000’s	)	Value
CORPORATE BONDS: 17.3%
Argentina: 0.3%
Pan American Energy LLC 144A 8.50%, 04/30/32	USD	53		$55,555
Brazil: 0.9%
CSN Inova Ventures Reg S 6.75%, 01/28/28 †	USD	159		151,265
Cayman Islands: 2.2%
CK Hutchison Europe Finance 21 Ltd. Reg S 1.00%, 11/02/33	EUR	191		159,764
EDO Sukuk Ltd. 144A 5.88%, 09/21/33	USD	86		87,216
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	130		125,416
				372,396
China: 0.9%
Longfor Group Holdings Ltd. Reg S 3.95%, 09/16/29	USD	218		158,117
Colombia: 1.2%
Ecopetrol SA 8.88%, 01/13/33 †	USD	197		203,577
Hong Kong: 3.0%
Fortune Star BVI Ltd. Reg S
5.00%, 05/18/26	USD	57		53,067
5.05%, 01/27/27	USD	97		87,800
Franshion Brilliant Ltd. Reg S 4.25%, 07/23/29	USD	214		163,130
Huarong Finance 2017 Co. Ltd. Reg S 4.75%, 04/27/27	USD	60		56,625
Huarong Finance II Co. Ltd. Reg S 4.88%, 11/22/26	USD	54		52,110
NWD MTN Ltd. Reg S 4.12%, 07/18/29	USD	112		87,293
				500,025
India: 1.5%
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra 144A 4.62%, 10/15/39	USD	151		121,242
Adani Renewable Energy RJ Ltd. / Kodangal Solar Parks Pvt Ltd. / Wardha Solar Maharashtra Reg S 4.62%, 10/15/39	USD	39		31,177
JSW Hydro Energy Ltd. Reg S 4.12%, 05/18/31	USD	103		91,902
				244,321
Indonesia: 0.7%
Star Energy Geothermal Wayang Windu Ltd. Reg S
		Par (000’s	)	Value
Indonesia (continued)
6.75%, 04/24/33	USD	113		$113,521
Luxembourg: 1.4%
3R Lux SARL 144A 9.75%, 02/05/31	USD	46		48,311
Minerva Luxembourg SA Reg S 4.38%, 03/18/31	USD	88		72,653
Puma International Financing SA 144A 7.75%, 04/25/29	USD	107		107,987
				228,951
Mauritius: 0.3%
HTA Group Ltd. 144A 7.50%, 06/04/29 †	USD	22		21,919
India Clean Energy Holdings 144A 4.50%, 04/18/27	USD	16		14,722
India Clean Energy Holdings Reg S 4.50%, 04/18/27	USD	23		21,163
				57,804
Mexico: 0.0%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	120		2,018
Nigeria: 0.8%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	134		131,575
Qatar: 1.2%
Nakilat, Inc. Reg S 6.07%, 12/31/33	USD	116		121,153
QatarEnergy 144A 3.30%, 07/12/51	USD	110		77,177
				198,330
Singapore: 0.2%
Continuum Energy Aura Pte Ltd. 144A 9.50%, 02/24/27	USD	35		35,976
Spain: 1.4%
Instituto de Credito Oficial Reg S 27.25%, 01/25/34	TRY	8,780		240,749
United Kingdom: 0.5%
Trident Energy Finance Plc 144A 12.50%, 11/30/29 †	USD	77		79,304
United States: 0.8%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	122		105,833
Kosmos Energy Ltd. Reg S 7.12%, 04/04/26	USD	36		35,636
				141,469
Total Corporate Bonds (Cost: $2,845,859)				2,914,953

See Notes to Financial Statements

2

		Par (000’s	)	Value
GOVERNMENT OBLIGATIONS: 77.4%
Angola: 0.5%
Angolan Government International Bond 144A 9.38%, 05/08/48 †	USD	103		$86,410
Bahamas: 0.6%
Bahamas Government International Bond Reg S 6.00%, 11/21/28	USD	117		102,814
Barbados: 0.5%
Barbados Government International Bond Reg S 6.50%, 10/01/29	USD	83		79,232
Benin: 0.5%
Benin Government International Bond 144A 7.96%, 02/13/38	USD	85		79,199
Bolivia: 1.0%
Bolivian Government International Bond Reg S 4.50%, 03/20/28	USD	301		170,065
Brazil: 0.9%
Brazil Notas do Tesouro Nacional, Series F 10.00%, 01/01/25	BRL	867		152,355
Cameroon: 0.4%
Republic of Cameroon International Bond Reg S 9.50%, 11/19/25	USD	75		73,926
Chile: 2.0%
Bonos de la Tesoreria de la Republica de Chile 144A Reg S 5.00%, 10/01/28	CLP	160,000		166,091
Chile Government International Bond 3.25%, 09/21/71	USD	262		162,630
				328,721
Colombia: 1.5%
Colombian TES 13.25%, 02/09/33	COP	919,000		251,969
Costa Rica: 0.4%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	61		61,457
Czech Republic: 2.5%
Czech Republic Government Bond 2.00%, 10/13/33	CZK	7,860		281,972
Czech Republic Government Bond Reg S
1.00%, 06/26/26	CZK	1,300		52,384
2.40%, 09/17/25	CZK	2,070		86,735
				421,091
		Par (000’s	)	Value
Democratic Republic of the Congo: 1.9%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	376		$316,333
Dominican Republic: 1.4%
Dominican Republic International Bond Reg S 9.75%, 06/05/26	DOP	13,727		234,787
Ecuador: 2.4%
Ecuador Government International Bond Reg S
2.50%, 07/31/40 (s)	USD	133		61,047
3.50%, 07/31/35 (s)	USD	492		246,076
6.00%, 07/31/30 (s)	USD	141		89,662
				396,785
El Salvador: 0.9%
El Salvador Government International Bond 144A
0.25%, 04/17/30	USD	82		2,494
9.25%, 04/17/30	USD	177		157,746
				160,240
Ethiopia: 0.3%
Ethiopia International Bond Reg S 6.62%, 12/11/24	USD	62		44,947
Guatemala: 0.3%
Guatemala Government Bond Reg S 4.65%, 10/07/41	USD	71		56,246
Honduras: 0.1%
Honduras Government International Bond Reg S 6.25%, 01/19/27	USD	22		20,926
Hungary: 2.8%
Hungary Government Bond
3.00%, 08/21/30	HUF	36,200		80,334
7.00%, 10/24/35	HUF	60,000		164,937
9.50%, 10/21/26	HUF	76,580		219,941
				465,212
Indonesia: 4.8%
Indonesia Treasury Bond
6.38%, 04/15/32	IDR	4,359,000		256,417
6.62%, 02/15/34	IDR	2,730,000		161,820
7.00%, 09/15/30	IDR	1,886,000		115,242
7.12%, 06/15/43	IDR	4,432,000		271,137
				804,616
Ivory Coast: 0.1%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	18		17,038
Jamaica: 0.2%
Jamaica Government International Bond 7.62%, 07/09/25	USD	43		42,703
Kuwait: 0.5%
Kuwait International Government Bond Reg S

See Notes to Financial Statements

3

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Kuwait (continued)
3.50%, 03/20/27	USD	86		$82,706
Malaysia: 5.0%
Malaysia Government Bond
4.46%, 03/31/53	MYR	1,524		335,441
4.70%, 10/15/42	MYR	1,116		254,405
4.89%, 06/08/38	MYR	1,063		246,706
				836,552
Mexico: 4.9%
Mexican Bonos
5.50%, 03/04/27	MXN	6,770		328,914
7.75%, 11/13/42	MXN	7,940		349,963
8.00%, 11/07/47	MXN	3,290		146,970
				825,847
Morocco: 0.3%
Morocco Government International Bond Reg S 2.00%, 09/30/30	EUR	53		49,365
Oman: 0.1%
Oman Government International Bond 144A 6.75%, 01/17/48	USD	12		12,245
Papua New Guinea: 0.5%
Papua New Guinea Government International Bond Reg S 8.38%, 10/04/28	USD	82		78,884
Paraguay: 0.6%
Paraguay Government International Bond Reg S 5.40%, 03/30/50	USD	122		106,882
Peru: 1.3%
Peru Government Bond
5.35%, 08/12/40	PEN	786		165,152
5.40%, 08/12/34	PEN	200		45,794
				210,946
Philippines: 2.8%
Philippine Government International Bond 6.25%, 01/14/36	PHP	29,547		475,450
Poland: 5.3%
Republic of Poland Government Bond
1.75%, 04/25/32	PLN	834		157,647
6.00%, 10/25/33	PLN	2,579		656,501
Republic of Poland Government International Bond 5.12%, 09/18/34	USD	72		70,914
				885,062
Qatar: 2.0%
Qatar Government International Bond 144A 4.40%, 04/16/50	USD	389		340,888
Saudi Arabia: 4.0%
Saudi Government International Bond 144A
		Par (000’s	)	Value
Saudi Arabia (continued)
4.75%, 01/16/30	USD	256		$251,854
5.00%, 01/18/53	USD	188		165,892
Saudi Government International Bond Reg S 4.62%, 10/04/47	USD	294		250,846
				668,592
Senegal: 0.1%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	20		16,820
Singapore: 0.3%
Singapore Government Bond 3.38%, 09/01/33	SGD	71		53,109
South Africa: 7.4%
Republic of South Africa Government Bond
9.00%, 01/31/40	ZAR	10,133		439,266
10.50%, 12/21/26	ZAR	9,233		526,969
Republic of South Africa Government International Bond 7.30%, 04/20/52	USD	301		272,643
				1,238,878
South Korea: 1.0%
Korea Treasury Bond 4.12%, 12/10/33	KRW	212,000		164,708
Sri Lanka: 0.4%
Sri Lanka Government International Bond Reg S 5.88%, 07/25/22	USD	113		64,469
Suriname: 0.7%
Suriname Government International Bond 144A
7.95%, 07/15/33	USD	111		103,969
9.00%, 12/31/50	USD	24		19,260
				123,229
Thailand: 4.9%
Thailand Government Bond
3.39%, 06/17/37	THB	11,463		329,398
3.45%, 06/17/43	THB	17,687		495,967
				825,365
Turkey: 1.4%
Turkiye Government Bond 31.08%, 11/08/28	TRY	7,622		240,531
Uganda: 0.5%
Republic of Uganda Government Bonds 14.38%, 02/03/33	UGX	330,000		82,841
United Arab Emirates: 4.2%
Finance Department Government of Sharjah 144A 6.50%, 11/23/32	USD	84		87,081
UAE International Government Bond 144A

See Notes to Financial Statements

4

		Par (000’s	)	Value
United Arab Emirates (continued)
2.88%, 10/19/41	USD	234		$171,505
4.95%, 07/07/52	USD	481		451,923
				710,509
Uruguay: 0.9%
Uruguay Government International Bond 9.75%, 07/20/33	UYU	1,482		38,022
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	4,852		120,547
				158,569
Uzbekistan: 0.2%
Republic of Uzbekistan International Bond Reg S 3.90%, 10/19/31	USD	40		32,577
Zambia: 2.1%
Zambia Government Bond
13.00%, 01/25/31	ZMW	8,834		253,212
13.00%, 12/27/31	ZMW	1,120		30,528
14.00%, 05/31/36	ZMW	2,735		66,752
Zambia Government Bond Reg S 13.00%, 09/20/31	ZMW	315		8,704
				359,196
Total Government Obligations (Cost: $13,071,996)				13,011,292
	Par (000’s	)	Value
SHORT-TERM INVESTMENT: 1.0% (Cost: $169,457)
United States Treasury Obligations: 1.0% (Cost: $169,457)
United States Treasury Bills 5.27%, 07/23/24	170,000		$169,457

	Number of Shares
MONEY MARKET FUND: 2.5% (Cost: $424,528)
Invesco Treasury Portfolio - Institutional Class	424,528		424,528

Total Investments Before Collateral for Securities Loaned: 98.2% (Cost: $16,511,840)			16,520,230

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.2%
Money Market Fund: 3.2% (Cost: $539,019)
State Street Navigator Securities Lending Government Money Market Portfolio	539,019		539,019
Total Investments: 101.4% (Cost: $17,050,859)			17,059,249
Liabilities in excess of other assets: (1.4)%			(237,491)
NET ASSETS: 100.0%			$16,821,758

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

(d)	Security in default
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $513,385.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,894,361, or 17.2% of net assets.

Schedule of Open Forward Foreign Currency Contracts - June 30, 2024

Counterparty	Currency to be sold		Currency to be purchased		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	USD	166,540	TWD	5,380,078	7/22/2024	$(352)

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$2,914,953	$—	$2,914,953
Government Obligations *	—	13,011,292	—	13,011,292
Short-Term Investments
United States	$963,547	$169,457	$—	$1,133,004
Total Investments	$963,547	$16,095,702	$—	$17,059,249
Other Financial Instruments:
Liabilities
Forward Foreign Currency Contract	$(352)	$—	$—	$(352)

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

6

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

Assets:
Investments, at value (Cost $16,511,840) (1)	$16,520,230
Short-term investment held as collateral for securities loaned (2)	539,019
Cash	4,482
Cash denominated in foreign currency, at value (Cost $5,666)	5,829
Receivables:
Shares of beneficial interest sold	3,899
Dividends and interest	366,148
Prepaid expenses	31
Total assets	17,439,638
Liabilities:
Payables:
Shares of beneficial interest redeemed	3,701
Collateral for securities loaned	539,019
Due to Adviser	2,971
Deferred Trustee fees	14,739
Accrued expenses	57,098
Unrealized depreciation on forward foreign currency contracts	352
Total liabilities	617,880
NET ASSETS	$16,821,758
Net Assets consist of:
Aggregate paid in capital	$20,450,834
Total distributable earnings (loss)	(3,629,076)
NET ASSETS	$16,821,758
Shares of beneficial interest outstanding	2,198,958
Net asset value, redemption and offering price per share	$7.65
(1) Value of securities on loan	$513,385
(2) Cost of short-term investment held as collateral for securities loaned	$539,019

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (unaudited)

Income:
Dividends (net of foreign taxes withheld $678)	$14,621
Interest (net of foreign taxes withheld $9,080)	660,675
Securities lending income	1,295
Total income	676,591
Expenses:
Management fees	83,535
Professional fees	38,309
Transfer agent fees	11,822
Custodian fees	11,819
Reports to shareholders	4,887
Insurance	2,957
Trustees’ fees and expenses	1,740
Interest	866
Taxes	243
Other	2,042
Total expenses	158,220
Expenses assumed by the Adviser	(65,222)
Net expenses	92,998
Net investment income	583,593
Net realized gain (loss) on:
Investments (a)	81,156
Forward foreign currency contracts	3,977
Foreign currency transactions and foreign denominated assets and liabilities	(4,429)
Net realized gain	80,704
Net change in unrealized appreciation (depreciation) on:
Investments (b)	(596,433)
Forward foreign currency contracts	(352)
Foreign currency translations and foreign denominated assets and liabilities	(3,432)
Net change in unrealized appreciation (depreciation)	(600,217)
Net increase in net assets resulting from operations	$64,080

(a)	Net of foreign taxes of $583
(b)	Net of foreign taxes of $726

See Notes to Financial Statements

8

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$583,593	$1,214,135
Net realized gain (loss)	80,704	(307,274)
Net change in unrealized appreciation (depreciation)	(600,217)	909,192
Net increase in net assets resulting from operations	64,080	1,816,053
Distributions to shareholders from:
Distributable earnings	—	(724,974)

Share transactions*:
Proceeds from sale of shares	1,359,795	4,578,551
Reinvestment of distributions	—	724,974
Cost of shares redeemed	(1,896,643)	(6,254,693)
Net decrease in net assets resulting from share transactions	(536,848)	(951,168)
Total increase (decrease) in net assets	(472,768)	139,911
Net Assets, beginning of period	17,294,526	17,154,615
Net Assets, end of period	$16,821,758	$17,294,526
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	178,863	616,263
Shares reinvested	—	100,971
Shares redeemed	(250,629)	(847,457)
Net decrease	(71,766)	(130,223)

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.62		$7.14	$8.03	$8.83	$8.71	$7.76
Net investment income (a)	0.26		0.53	0.53	0.43	0.59	0.61
Net realized and unrealized gain (loss) on investments	(0.23)		0.26	(1.09)	(0.78)	0.15	0.37
Total from investment operations	0.03		0.79	(0.56)	(0.35)	0.74	0.98
Distributions from:
Net investment income	—		(0.31)	(0.33)	(0.45)	(0.62)	(0.03)
Net asset value, end of period	$7.65		$7.62	$7.14	$8.03	$8.83	$8.71

Total return (b)	0.39%		11.40%	(6.81)%	(4.17)%	8.92%	12.61%
Ratios to average net assets
Gross expenses	1.89	%(c)	1.98%	1.82%	1.89%	1.91%	1.92%
Net expenses	1.11	%(c)	1.13%	1.10%	1.14%	1.10%	1.10%
Net expenses excluding interest and taxes	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	6.99	%(c)	7.18%	7.40%	4.97%	7.12%	7.33%

Supplemental data
Net assets, end of period (in millions)	$17		$17	$17	$18	$21	$21
Portfolio turnover rate(d)	125%		257%	284%	212%	248%	276%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized, include adjustments in accordance with U.S. Generally Accepted Accounting Principles and do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

10

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks high total return (income plus capital appreciation) by investing globally, primarily in a variety of debt securities. The Fund currently offers a single class of shares: Initial Class Shares. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. The Pricing Committee of the Adviser provides oversight of the Fund’s valuation policies and procedures, which are approved by the Trustees. Among other things, these procedures allow the Fund to utilize
11

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment
12

may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Forward Foreign Currency Contracts—The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the period ended June 30, 2024, the Fund held forward foreign currency contracts for five months. The average amounts purchased and sold (in U.S. dollars) were $289,143 and $699,170, respectively. Forward foreign currency contracts held at June 30, 2024, if any, are reflected in the Schedule of Open Forward Foreign Currency Contracts in the Fund’s Schedule of Investments.

At June 30, 2024 the Fund held derivatives (not designated as hedging instruments under GAAP):

Liabilities Derivatives
Foreign Currency Risk
Forward foreign currency contracts[1]	$352

[1]	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts

The impact of transactions in derivative instruments during the period ended June 30, 2024, was as follows:

Foreign Currency Risk

Realized gain (loss):
Forward foreign currency contracts [1]	$3,977
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts [2]	(352)

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received from or delivered to that counterparty based on the terms of the agreements. The Fund may receive cash and or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market fund investments, if any, at June 30, 2024, is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 8 (Securities Lending).
13

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Pledged	Net Amount
Forward foreign currency contracts	$352	$—	$352	$—	$352

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable. Dividend income is recorded on the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income on the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until May 1, 2025, to waive management fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets. Refer to the Statement of Operations for the amounts assumed by the Adviser for the period ended June 30, 2024.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor (the “Distributor”). Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2024, the aggregate shareholder accounts of four insurance companies owned approximately 61%, 18%, 11% and 5% of the Fund’s outstanding shares of beneficial interest. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—Investments—For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $19,732,439 and $19,703,692, respectively.

Note 5—Income Taxes—As of June 30, 2024, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$17,178,565	$365,662	$(484,978)	$(119,316)

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

14

At December 31, 2023, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
$(4,052,036)	$(1,227,306)	$(5,279,342)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year.

For the period December 31, 2023 to June 30, 2024, the Fund’s net realized losses from foreign currency translations were $80,317.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the Fund did not incur any interest or penalties.

Note 6—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 7—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

15

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2024 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2024:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$513,385	$539,019	$–	$539,019

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Corporate Bonds	$539,019

*	Remaining contractual maturity: overnight and continuous

Note 9—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2024, the Fund had no borrowings under the Facility.

16

Changes in and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.
17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND
VANECK VIP EMERGING MARKETS BOND FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 21, 2024, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 29, 2024 and June 21, 2024, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2023 with (i) the Morningstar Category and (ii) Peer Group;
18

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

19

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2023, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2023. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group median for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its Morningstar Category median for the one- and ten-year periods and outperformed its Morningstar Category median for the three- and five-year periods. The Board also noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate for the Fund was the same as the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense

20

ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Initial Class shares of the Fund had underperformed that primary benchmark index and the previous primary benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

In connection with the consideration of the continuation of the Advisory Agreement for the Fund, the Board considered and approved an advisory fee reduction of five basis points, effective July 1, 2024. The Board also noted that after the fee reduction the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, would still be higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had outperformed its Peer Group median for the one-, five- and ten-year periods and performed the same as the Peer Group median for the three-year period. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services for the Fund was the same as the median advisory fee rates of its Peer Group and Morningstar Category. The Board also noted that the total expense ratio, net of waivers or reimbursements, for the Fund was lower than the median total expense ratios of its Peer Group and Morningstar Category. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

21

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

22

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2024 (unaudited)

VanEck VIP Trust

VanEck VIP Emerging Markets Fund

800.826.2333	vaneck.com

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.5%
Argentina: 5.3%
MercadoLibre, Inc. (USD) *	3,220	$5,291,748
Brazil: 6.5%
Arcos Dorados Holdings, Inc. (USD)	90,800	817,200
Fleury SA	260,820	701,262
JSL SA *	980,500	1,648,754
Movida Participacoes SA *	549,000	593,184
NU Holdings Ltd. (USD) *	87,800	1,131,742
Rede D’Or Sao Luiz SA 144A *	87,700	426,726
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	865,000	1,171,366
		6,490,234
China: 19.5%
Baidu, Inc. (ADR) * †	3,600	311,328
BYD Co. Ltd. (HKD) †	20,000	593,977
China Education Group Holdings Ltd. (HKD) †	2,054,976	1,182,372
Full Truck Alliance Co. Ltd. (ADR)	170,000	1,366,800
Galaxy Entertainment Group Ltd. (HKD)	84,000	390,930
H World Group Ltd. (ADR)	12,500	416,500
KE Holdings, Inc. (ADR)	90,000	1,273,500
Meituan (HKD) 144A *	45,720	649,877
MINISO Group Holding Ltd. (ADR) †	62,800	1,197,596
NetEase, Inc. (HKD)	51,500	983,440
PDD Holdings, Inc. (ADR) *	4,840	643,478
Ping An Bank Co. Ltd.	834,770	1,158,843
Prosus NV (EUR)	107,000	3,804,757
Proya Cosmetics Co. Ltd.	30,000	455,081
Shanghai Baosight Software Co. Ltd.	124,009	541,220
Shenzhen Inovance Technology Co. Ltd.	99,000	694,867
Shenzhou International Group Holdings Ltd. (HKD)	61,000	595,871
Sungrow Power Supply Co. Ltd.	98,000	831,555
Tencent Holdings Ltd. (HKD)	28,200	1,337,817
Trip.com Group Ltd. (ADR) *	14,000	658,000
Yifeng Pharmacy Chain Co. Ltd.	143,818	482,701
		19,570,510
Egypt: 1.4%
Cleopatra Hospital *	3,136,135	483,185
Commercial International Bank - Egypt	596,503	960,953
		1,444,138
Georgia: 2.7%
Bank of Georgia Group Plc (GBP)	46,000	2,340,216
Georgia Capital Plc (GBP) *	26,800	330,966
		2,671,182
	Number of Shares	Value
Germany: 0.7%
Delivery Hero SE 144A *	31,600	$750,645
Greece: 2.1%
Eurobank Ergasias Services and Holdings SA *	515,500	1,117,857
Piraeus Financial Holdings SA *	264,000	960,709
		2,078,566
Hungary: 1.5%
OTP Bank Nyrt	30,000	1,488,078
India: 19.2%
Cholamandalam Investment and Finance Co. Ltd.	89,400	1,518,969
Delhivery Ltd. *	156,091	748,292
HDFC Bank Ltd.	65,200	1,317,600
HDFC Bank Ltd. (ADR)	27,400	1,762,642
Jio Financial Services Ltd. *	310,133	1,327,672
KEI Industries Ltd.	13,250	700,419
Oberoi Realty Ltd.	73,600	1,556,119
Phoenix Mills Ltd.	63,400	2,713,236
Reliance Industries Ltd.	161,500	6,049,159
Sterling and Wilson Renewable *	181,202	1,553,118
		19,247,226
Indonesia: 0.5%
Bank Rakyat Indonesia Persero Tbk PT	1,625,000	455,644
Kazakhstan: 3.5%
Kaspi.kz JSC (ADR)	27,000	3,483,270
Mexico: 2.4%
BBB Foods, Inc. (USD) *	23,787	567,558
Qualitas Controladora SAB de CV †	48,783	495,909
Regional SAB de CV	176,300	1,319,817
		2,383,284
Philippines: 5.7%
Bloomberry Resorts Corp. *	10,357,900	1,680,691
International Container Terminal Services, Inc.	666,700	3,979,930
		5,660,621
Poland: 2.1%
InPost SA (EUR) *	120,000	2,111,466
Russia: 0.0%
Detsky Mir PJSC 144A *∞	784,200	0
Sberbank of Russia PJSC *∞	340,256	0
		0
Saudi Arabia: 0.5%
Al Rajhi Bank	24,000	523,127
South Korea: 3.3%
Samsung Biologics Co. Ltd. 144A *	1,350	710,472
SK Hynix, Inc.	15,500	2,630,483
		3,340,955
Taiwan: 11.2%
Chroma ATE, Inc.	165,000	1,613,315
MediaTek, Inc.	7,000	301,479

See Notes to Financial Statements

2

	Number of Shares	Value
Taiwan (continued)
Poya International Co. Ltd.	49,240	$746,389
Taiwan Semiconductor Manufacturing Co. Ltd.	272,000	8,058,711
Wiwynn Corp.	6,000	485,924
		11,205,818
Tanzania: 1.2%
Helios Towers Plc (GBP) *	796,071	1,158,372
Turkey: 5.5%
MLP Saglik Hizmetleri AS 144A *	306,000	3,279,768
Sok Marketler Ticaret AS	651,928	1,255,785
Tofas Turk Otomobil Fabrikasi AS	93,000	968,312
		5,503,865
United Arab Emirates: 0.7%
Americana Restaurants International Plc	831,900	723,302
Total Common Stocks (Cost: $73,111,337)		95,582,051

PREFERRED SECURITIES: 5.1% (Cost: $5,710,087)
South Korea: 5.1%
Samsung Electronics Co. Ltd.	110,700	5,082,984
	Number of Shares	Value
MONEY MARKET FUND: 0.3% (Cost: $330,923)
Invesco Treasury Portfolio - Institutional Class	330,923	$330,923

Total Investments Before Collateral for Securities Loaned: 100.9% (Cost: $79,152,347)		100,995,958

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $71,712)
State Street Navigator Securities Lending Government Money Market Portfolio	71,712	71,712
Total Investments: 101.0% (Cost: $79,224,059)		101,067,670
Liabilities in excess of other assets: (1.0)%		(955,581)
NET ASSETS: 100.0%		$100,112,089

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,926,898.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,817,488, or 5.8% of net assets.

See Notes to Financial Statements

3

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$5,291,748	$—	$—	$5,291,748
Brazil	6,490,234	—	—	6,490,234
China	5,867,202	13,703,308	—	19,570,510
Egypt	483,185	960,953	—	1,444,138
Georgia	—	2,671,182	—	2,671,182
Germany	—	750,645	—	750,645
Greece	—	2,078,566	—	2,078,566
Hungary	—	1,488,078	—	1,488,078
India	1,762,642	17,484,584	—	19,247,226
Indonesia	—	455,644	—	455,644
Kazakhstan	3,483,270	—	—	3,483,270
Mexico	2,383,284	—	—	2,383,284
Philippines	1,680,691	3,979,930	—	5,660,621
Poland	—	2,111,466	—	2,111,466
Russia	—	—	0	0
Saudi Arabia	—	523,127	—	523,127
South Korea	—	3,340,955	—	3,340,955
Taiwan	—	11,205,818	—	11,205,818
Tanzania	—	1,158,372	—	1,158,372
Turkey	4,248,080	1,255,785	—	5,503,865
United Arab Emirates	—	723,302	—	723,302
Preferred Securities *	—	5,082,984	—	5,082,984
Money Market Funds	402,635	—	—	402,635
Total Investments	$32,092,971	$68,974,699	$0	$101,067,670

* See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

4

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

Assets:
Investments, at value (Cost $79,152,347) (1)	$100,995,958
Short-term investment held as collateral for securities loaned (2)	71,712
Cash	5,176
Cash denominated in foreign currency, at value (Cost $46,120)	44,127
Receivables:
Shares of beneficial interest sold	96,081
Dividends and interest	160,490
Prepaid expenses	57
Total assets	101,373,601
Liabilities:
Payables:
Shares of beneficial interest redeemed	30,415
Collateral for securities loaned	71,712
Due to Adviser	81,243
Due to Distributor	195
Deferred Trustee fees	108,808
Accrued expenses	63,560
Accrued foreign taxes	905,579
Total liabilities	1,261,512
NET ASSETS	$100,112,089
Net Assets consist of:
Aggregate paid in capital	$103,355,030
Total distributable earnings (loss)	(3,242,941)
NET ASSETS	$100,112,089
(1) Value of securities on loan	$2,926,898
(2) Cost of short-term investment held as collateral for securities loaned	$71,712
Initial Class:
Net Assets	$99,187,669
Shares of beneficial interest outstanding	9,895,309
Net asset value, redemption and offering price per share	$10.02
Class S:
Net Assets	$924,420
Shares of beneficial interest outstanding	94,719
Net asset value, redemption and offering price per share	$9.76

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

Income:
Dividends (net of foreign taxes withheld $120,099)	$1,018,483
Securities lending income	2,808
Total income	1,021,291
Expenses:
Management fees	509,611
Distribution fees – Class S	1,271
Custodian fees	47,129
Professional fees	35,995
Transfer agent fees – Initial Class	16,124
Transfer agent fees – Class S	7,589
Trustees’ fees and expenses	10,057
Insurance	7,559
Reports to shareholders	6,135
Interest	4,800
Taxes	243
Other	1,364
Total expenses	647,877
Expenses assumed by the Adviser	(7,144)
Net expenses	640,733
Net investment income	380,558
Net realized loss on:
Investments (a)	(1,484,367)
Foreign currency transactions and foreign denominated assets and liabilities	(16,241)
Net realized loss	(1,500,608)
Net change in unrealized appreciation (depreciation) on:
Investments (b)	9,869,863
Foreign currency translations and foreign denominated assets and liabilities	(3,805)
Net change in unrealized appreciation (depreciation)	9,866,058
Net increase in net assets resulting from operations	$8,746,008

(a)	Net of foreign taxes of $178,178
(b)	Net of foreign taxes of $231,861

See Notes to Financial Statements

6

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$380,558	$862,213
Net realized loss	(1,500,608)	(17,954,420)
Net change in unrealized appreciation (depreciation)	9,866,058	26,048,471
Net increase in net assets resulting from operations	8,746,008	8,956,264
Distributions to shareholders from:
Distributable earnings
Initial Class	—	(3,494,841)
Class S	—	(32,218)
Total distributions	—	(3,527,059)
Share transactions *:
Proceeds from sale of shares
Initial Class	7,535,497	51,407,569
Class S	6,121	136,488
	7,541,618	51,544,057
Reinvestment of distributions
Initial Class	—	3,494,841
Class S	—	32,218
	—	3,527,059
Cost of shares redeemed
Initial Class	(21,836,591)	(57,116,569)
Class S	(201,132)	(132,285)
	(22,037,723)	(57,248,854)
Net decrease in net assets resulting from share transactions	(14,496,105)	(2,177,738)
Total increase (decrease) in net assets	(5,750,097)	3,251,467
Net Assets, beginning of period	105,862,186	102,610,719
Net Assets, end of period	$100,112,089	$105,862,186
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	781,289	5,742,341
Shares reinvested	—	394,452
Shares redeemed	(2,271,044)	(6,433,267)
Net decrease	(1,489,755)	(296,474)
Class S:
Shares sold	672	15,151
Shares reinvested	—	3,725
Shares redeemed	(20,807)	(14,661)
Net increase (decrease)	(20,135)	4,215

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$9.21		$8.70	$14.40	$16.89	$15.14	$11.93
Net investment income (loss) (a)	0.04		0.08	0.09	0.02	(0.03)	0.29
Net realized and unrealized gain (loss) on investments	0.77		0.76	(3.59)	(1.97)	2.53	3.29
Total from investment operations	0.81		0.84	(3.50)	(1.95)	2.50	3.58
Distributions from:
Net investment income	—		(0.33)	(0.03)	(0.16)	(0.30)	(0.06)
Net realized capital gains	—		—	(2.17)	(0.38)	(0.45)	(0.31)
Total distributions	—		(0.33)	(2.20)	(0.54)	(0.75)	(0.37)
Net asset value, end of period	$10.02		$9.21	$8.70	$14.40	$16.89	$15.14
Total return (b)	8.79%		9.77%	(24.37)%	(11.87)%	17.25%	30.60%

Ratios to average net assets
Expenses	1.25	%(c)	1.26%	1.18%	1.16%	1.23%	1.26%
Expenses excluding interest and taxes	1.24	%(c)	1.25%	1.18%	1.16%	1.22%	1.26%
Net investment income (loss)	0.75	%(c)	0.84%	0.90%	0.10%	(0.21)%	2.15%
Supplemental data
Net assets, end of period (in millions)	$99		$105	$102	$153	$177	$166
Portfolio turnover rate (d)	9%		23%	20%	36%	29%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized, include adjustments in accordance with U.S. Generally Accepted Accounting Principles and do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

8

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.98		$8.48	$14.13	$16.63	$14.95	$11.80
Net investment income (loss) (a)	0.02		0.05	0.06	(0.04)	(0.09)	0.28
Net realized and unrealized gain (loss) on investments	0.76		0.74	(3.54)	(1.94)	2.51	3.22
Total from investment operations	0.78		0.79	(3.48)	(1.98)	2.42	3.50
Distributions from:
Net investment income	—		(0.29)	—	(0.14)	(0.29)	(0.04)
Net realized capital gains	—		—	(2.17)	(0.38)	(0.45)	(0.31)
Total distributions	—		(0.29)	(2.17)	(0.52)	(0.74)	(0.35)
Net asset value, end of period	$9.76		$8.98	$8.48	$14.13	$16.63	$14.95
Total return (b)	8.69%		9.44%	(24.73)%	(12.22)%	16.90%	30.23%

Ratios to average net assets
Gross expenses	2.97	%(c)	2.98%	2.60%	2.43%	3.69%	7.50%
Net expenses	1.56	%(c)	1.56%	1.55%	1.55%	1.55%	1.55%
Net expenses excluding interest and taxes	1.55	%(c)	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income (loss)	0.46	%(c)	0.53%	0.62%	(0.27)%	(0.60)%	2.05%
Supplemental data
Net assets, end of period (in millions)	$1		$1	$1	$1	$1	$— (d)
Portfolio turnover rate (e)	9%		23%	20%	36%	29%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized, include adjustments in accordance with U.S. Generally Accepted Accounting Principles and do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Amount is less than $500,000.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are substantially the same, except Class S Shares are subject to a distribution fee. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy.

The Board of Trustees (“the Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee

10

convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations. Any currency denominated in Rubles cannot be repatriated and such currency is valued at $0 as of June 30, 2024.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund receives cash and/ or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral received for securities lending in the form of money market investments, if any, at June 30,
11

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

2024, is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are determined based on the specific identification method.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has agreed, until May 1, 2025, to waive fees and/or assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.30% and 1.55% of average daily net assets for Initial Class Shares and Class S Shares, respectively. For the period ended June 30, 2024, the Adviser assumed expenses in the amount of $7,144 for Class S shares.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2024, the aggregate shareholder accounts of one insurance company owned approximately 84% of the Initial Class Shares, and two insurance companies owned approximately 87% and 10% of the Class S Shares. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—12B-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $9,610,770 and $21,654,275, respectively.

Note 6—Income Taxes—As of June 30, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$81,536,185	$32,554,664	$(13,023,179)	$19,531,485

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

12

At December 31, 2023, the Fund had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
$(3,377,573)	$(18,908,346)	$(22,285,919)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

Following Russia’s large-scale invasion of Ukraine on February 24, 2022, governments of the United States and any other countries imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. In response, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency experienced and may continue to experience significant declines. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained, how long these disruptions will continue is unknown.

A more complete description of risks is included in the Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

13

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2024 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2024:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$2,926,898	$71,712	$3,002,739	$3,074,451

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$71,712

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2024, the Fund borrowed as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
16	$1,616,800	6.68%

At June 30, 2024, the Fund had no outstanding borrowings under the Facility.

14

Changes In and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.
15

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND

VANECK VIP EMERGING MARKETS BOND FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 21, 2024, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 29, 2024 and June 21, 2024, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2023 with (i) the Morningstar Category and (ii) Peer Group;
16

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2023, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2023. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group median for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its Morningstar Category median for the one- and ten-year periods and outperformed its Morningstar Category median for the three- and five-year periods. The Board also noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate for the Fund was the same as the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense

18

ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Initial Class shares of the Fund had underperformed that primary benchmark index and the previous primary benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

In connection with the consideration of the continuation of the Advisory Agreement for the Fund, the Board considered and approved an advisory fee reduction of five basis points, effective July 1, 2024. The Board also noted that after the fee reduction the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, would still be higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had outperformed its Peer Group median for the one-, five- and ten-year periods and performed the same as the Peer Group median for the three-year period. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services for the Fund was the same as the median advisory fee rates of its Peer Group and Morningstar Category. The Board also noted that the total expense ratio, net of waivers or reimbursements, for the Fund was lower than the median total expense ratios of its Peer Group and Morningstar Category. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

19

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

20

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2024 (unaudited)

VanEck VIP Trust

VanEck VIP Global Gold Fund

800.826.2333	vaneck.com

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.8%
Australia: 16.4%
Bellevue Gold Ltd. *	1,796,086	$2,137,574
De Grey Mining Ltd. *	1,221,688	926,887
Emerald Resources NL *	532,481	1,251,238
Northern Star Resources Ltd.	186,100	1,616,103
OceanaGold Corp. (CAD)	372,000	853,828
Perseus Mining Ltd.	148,100	232,540
Predictive Discovery Ltd. * †	6,298,272	728,642
Resolute Mining Ltd. *	2,171,132	755,005
West African Resources Ltd. *	735,849	789,390
		9,291,207
Brazil: 4.1%
Wheaton Precious Metals Corp. (USD)	44,853	2,351,194
Canada: 55.1%
Agnico Eagle Mines Ltd. (USD)	44,490	2,909,646
Alamos Gold, Inc. (USD)	186,683	2,927,189
Allied Gold Corp. * †	112,510	241,789
Artemis Gold, Inc. *	147,495	1,058,734
B2Gold Corp.	218,388	585,859
B2Gold Corp. (USD)	108,469	292,866
Barrick Gold Corp. (USD)	63,335	1,056,428
Calibre Mining Corp. *	378,000	497,350
Franco-Nevada Corp. (USD)	15,630	1,852,468
G Mining Ventures Corp. *	789,300	1,361,608
G2 Goldfields Inc. (USD)	261,000	269,613
G2 Goldfields, Inc. * †	75,500	78,367
Galiano Gold, Inc. *	352,000	604,656
Galway Metals, Inc. *	358,576	93,048
GoGold Resources, Inc. * ø	131,500	128,804
GoGold Resources, Inc. *	315,182	308,720
Karora Resources, Inc. *	151,000	657,841
Kinross Gold Corp. (USD)	372,476	3,099,000
Liberty Gold Corp. *	2,145,013	493,899
Liberty Gold Corp. * ø	1,036,096	228,334
Liberty Gold Corp. * ø	352,000	81,050
Lundin Gold, Inc.	103,700	1,531,945
MAG Silver Corp. * †	91,300	1,066,463
Montage Gold Corp. *	346,000	333,847
O3 Mining, Inc. *	107,100	105,687
Orezone Gold Corp. * †	231,004	111,445
Osisko Gold Royalties Ltd. (USD) †	158,000	2,461,640
Pan American Silver Corp. (USD)	141,100	2,805,068
Probe Gold, Inc. *	222,682	200,211
Reunion Gold Corp. * †	2,381,688	1,183,837
Silver Tiger Metals, Inc. *	360,200	55,292
Skeena Resources Ltd. * †	99,153	531,986
Snowline Gold Corp. * ø	39,800	148,688
Snowline Gold Corp. *	151,600	587,318
Thesis Gold, Inc. * †	1,035,894	454,323
Torex Gold Resources, Inc. *	32,479	503,311
	Number of Shares	Value
Canada (continued)
West Red Lake Gold Mines Ltd. *	843,000	$382,047
		31,290,377
South Africa: 7.7%
Anglogold Ashanti Plc (USD)	91,300	2,294,369
Gold Fields Ltd. (ADR) †	139,400	2,077,060
		4,371,429
Turkey: 1.6%
Eldorado Gold Corp. (USD) *	60,428	893,730
United Kingdom: 0.8%
Endeavour Mining Plc (CAD)	21,909	462,827
United States: 10.1%
Freeport-McMoRan, Inc.	22,300	1,083,780
Newmont Corp.	66,842	2,798,675
Royal Gold, Inc.	14,600	1,827,336
		5,709,791
Total Common Stocks (Cost: $39,479,797)		54,370,555

WARRANTS: 0.2%
Canada: 0.2%
Liberty Gold Corp., CAD 0.45, exp. 05/17/26∞ ø	518,048	23,444
Marathon Gold Corp., CAD 2.19, exp. 09/19/24∞	40,000	1,286
Reunion Gold Corp., CAD 0.39, exp. 07/06/24∞	240,994	53,293
Total Warrants (Cost: $17,466)		78,023

EXCHANGE TRADED FUND: 3.7%(a) (Cost: $1,969,168)
United States: 3.7%
SPDR Gold MiniShares Trust *	46,000	2,120,140

MONEY MARKET FUND: 0.3% (Cost: $158,987)
Invesco Treasury Portfolio - Institutional Class	158,987	158,987

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $41,625,418)		56,727,705

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7%
Money Market Fund: 0.7% (Cost: $387,822)

See Notes to Consolidated Financial Statements

2

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	387,822	$387,822
Total Investments: 100.7% (Cost: $42,013,240)		57,115,527
Liabilities in excess of other assets: (0.7)%		(373,583)
NET ASSETS: 100.0%		$56,741,944

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,398,545.
ø	Restricted Security – the aggregate value of restricted securities is $610,320, or 1.1% of net assets
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.

Restricted securities held by the Fund as of June 30, 2024 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
GoGold Resources, Inc.	08/31/2020	131,500	$96,629	$128,804	0.2%
Liberty Gold Corp.	05/17/2024	1,036,096	266,466	228,334	0.4%
Liberty Gold Corp.	10/04/2021	352,000	182,953	81,050	0.2%
Liberty Gold Corp. *	05/17/2024	518,048	0	23,444	0.0%
Snowline Gold Corp.	04/03/2024	39,800	160,276	148,688	0.3%
			$706,324	$610,320	1.1%

*	Warrants

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$853,828	$8,437,379	$—	$9,291,207
Brazil	2,351,194	—	—	2,351,194
Canada	30,703,501	586,876	—	31,290,377
South Africa	4,371,429	—	—	4,371,429
Turkey	893,730	—	—	893,730
United Kingdom	462,827	—	—	462,827
United States	5,709,791	—	—	5,709,791
Warrants *	—	—	78,023	78,023
Exchange Traded Fund	2,120,140	—	—	2,120,140
Money Market Funds	546,809	—	—	546,809
Total Investments	$48,013,249	$9,024,255	$78,023	$57,115,527

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Consolidated Financial Statements

3

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

Assets:
Investments, at value (Cost $41,625,418) (1)	$56,727,705
Short-term investment held as collateral for securities loaned (2)	387,822
Cash	29,732
Cash denominated in foreign currency, at value (Cost $69,603)	69,618
Receivables:
Investment securities sold	82,044
Shares of beneficial interest sold	10,971
Dividends and interest	28,431
Prepaid expenses	77
Total assets	57,336,400
Liabilities:
Payables:
Investment securities purchased	17,128
Shares of beneficial interest redeemed	62,539
Collateral for securities loaned	387,822
Due to Adviser	30,542
Due to Distributor	11,718
Deferred Trustee fees	36,839
Accrued expenses	47,868
Total liabilities	594,456
NET ASSETS	$56,741,944
Net Assets consist of:
Aggregate paid in capital	$51,808,084
Total distributable earnings (loss)	4,933,860
NET ASSETS	$56,741,944
Shares of beneficial interest outstanding	6,272,940
Net asset value, redemption and offering price per share	$9.05
(1) Value of securities on loan	$2,398,545
(2) Cost of short-term investment held as collateral for securities loaned	$387,822

See Notes to Consolidated Financial Statements

4

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2024 (unaudited)

Income:
Dividends (net of foreign taxes withheld $40,999)	$340,800
Securities lending income	70,167
Total income	410,967
Expenses:
Management fees	196,455
Administration fees	65,485
Distribution fees	65,485
Professional fees	41,572
Custodian fees	11,515
Transfer agent fees	9,793
Insurance	7,352
Reports to shareholders	6,095
Trustees’ fees and expenses	4,860
Interest	396
Taxes	243
Other	163
Total expenses	409,414
Expenses assumed by the Adviser	(29,131)
Net expenses	380,283
Net investment income	30,684
Net realized gain (loss) on:
Investments	2,748,634
Forward foreign currency contracts	(2,072)
Foreign currency transactions and foreign denominated assets and liabilities	(3,638)
Net realized gain	2,742,924
Net change in unrealized appreciation (depreciation) on:
Investments	1,073,076
Foreign currency translations and foreign denominated assets and liabilities	75
Net change in unrealized appreciation (depreciation)	1,073,151
Net increase in net assets resulting from operations	$3,846,759

See Notes to Consolidated Financial Statements

5

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Period Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$30,684	$123,224
Net realized gain (loss)	2,742,924	(1,113,785)
Net change in unrealized appreciation (depreciation)	1,073,151	5,270,619
Net increase in net assets resulting from operations	3,846,759	4,280,058

Share transactions*:
Proceeds from sale of shares	7,776,088	21,786,009
Cost of shares redeemed	(8,814,104)	(17,894,667)
Net Increase (decrease) in net assets resulting from share transactions	(1,038,016)	3,891,342
Total increase in net assets	2,808,743	8,171,400
Net Assets, beginning of period	53,933,201	45,761,801
Net Assets, end of period	$56,741,944	$53,933,201
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	920,718	2,635,805
Shares redeemed	(1,086,775)	(2,228,655)
Net increase (decrease)	(166,057)	407,150

See Notes to Consolidated Financial Statements

6

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Period		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.38		$7.59	$8.77	$11.68	$8.63	$6.22
Net investment income (loss) (a)	—(b)		0.02	0.03	(0.01)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	0.67		0.77	(1.21)	(1.67)	3.40	2.46
Total from investment operations	0.67		0.79	(1.18)	(1.68)	3.35	2.41
Distributions from:
Net investment income	—		—	—	(1.23)	(0.30)	—
Net asset value, end of period	$9.05		$8.38	$7.59	$8.77	$11.68	$8.63

Total return (c)	8.00%		10.41%	(13.45)%	(13.91)%	38.62%	38.75%
Ratios to average net assets
Gross expenses	1.56	%(d)	1.55%	1.53%	1.58%	1.65%	1.92%
Net expenses	1.45	%(d)	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income (loss)	0.12	%(d)	0.23%	0.35%	(0.08)%	(0.51)%	(0.63)%

Supplemental data
Net assets, end of period (in millions)	$57		$54	$46	$51	$60	$34
Portfolio turnover rate(e)	33%		35%	39%	38%	39%	32%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized, include adjustments in accordance with U.S. Generally Accepted Accounting Principles and do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Annualized
(e)	Portfolio turnover is not annualized.

See Notes to Consolidated Financial Statements

7

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Gold Fund (the “Fund”) is a non-diversified series of the Trust and seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The Fund may effect certain investments through the wholly owned VIP Gold Fund Subsidiary (the “Subsidiary”). The Fund currently offers a single class of shares: Class S shares. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy.

8

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Consolidated Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Consolidated Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Consolidated Schedule of Investments.

B.	Basis for Consolidation— The Subsidiary, a Cayman Islands exempted company, acts as an investment vehicle in order to effect certain investments on behalf of the Fund. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation. As of June 30, 2024, the Fund held $2,148,371 in its Subsidiary, representing 4% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Consolidated Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Consolidated Statement of Operations.

E.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration

9

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Consolidated Schedule of Investments.

G.	Warrants—The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants held at June 30, 2024 are reflected in the Consolidated Schedule of Investments.

H.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of these disclosures are found below as well as in the Consolidated Schedule of Investments. At June 30, 2024, the Fund held no derivative contracts.

Forward Foreign Currency Contracts—The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Consolidated Statement of Operations. During the period ended June 30, 2024, the Fund held forward foreign currency contracts for one month. The average amount purchased and sold (in U.S. dollars) were $158,253 and $0, respectively. At June 30, 2024, the Fund held no forward foreign currency contracts.

The impact of transactions in derivative instruments during the period ended June 30, 2024, was as follows:

Foreign Currency Risk

Realized gain (loss):
Forward foreign currency contracts [1]	$(2,072)

[1]	Consolidated Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities and derivatives on a gross basis in the Consolidated Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2024, is presented in the Consolidated Schedule of Investments and in the Consolidated Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).
10

J.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Consolidated Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets, 0.65% of the next $250 million of average daily net assets and 0.50% of the average daily net assets in excess of $750 million. The Adviser has agreed, until May 1, 2025, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets. Refer to the Consolidated Statement of Operations for the amounts assumed by the Adviser for the period ended June 30, 2024.

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for the Fund per year on the first $750 million of the average daily net assets, and 0.20% per year of the average daily net assets in excess of $750 million. The amount received by the Adviser pursuant to this contract for the period ended June 30, 2024 is recorded as Administration fees in the Consolidated Statement of Operations.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2024, the aggregate shareholder accounts of two insurance companies owned approximately 68% and 28% of the Fund’s outstanding shares of beneficial interest. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of the Fund’s average daily net assets and is recorded as Distribution Fees in the Consolidated Statement of Operations.

Note 5—Investments—For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $17,513,772 and $18,144,095, respectively.

Note 6—Income Taxes—As of June 30, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$47,563,728	$18,004,084	$(8,452,286)	$9,551,798

The tax character of current year distributions will be determined at the end of the current fiscal year.

11

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

At December 31, 2023, the Fund had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
$(4,279,986)	$(4,850,707)	$(9,130,693)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended June 30, 2024, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—A non-diversified fund generally holds securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. In addition, the Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered

12

investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Consolidated Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2024 is presented on a gross basis in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2024:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$2,398,545	$387,822	$2,132,057	$2,519,879

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$387,822

* Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2024, the Fund borrowed under this Facility as follows:

13

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
11	$171,888	6.68%

At June 30, 2024, the Fund had no outstanding borrowings under the Facility.

14

Changes in and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.

15

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND
VANECK VIP EMERGING MARKETS BOND FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 21, 2024, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 29, 2024 and June 21, 2024, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2023 with (i) the Morningstar Category and (ii) Peer Group;

16

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2023, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2023. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group median for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its Morningstar Category median for the one- and ten-year periods and outperformed its Morningstar Category median for the three- and five-year periods. The Board also noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate for the Fund was the same as the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense

18

ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Initial Class shares of the Fund had underperformed that primary benchmark index and the previous primary benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

In connection with the consideration of the continuation of the Advisory Agreement for the Fund, the Board considered and approved an advisory fee reduction of five basis points, effective July 1, 2024. The Board also noted that after the fee reduction the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, would still be higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had outperformed its Peer Group median for the one-, five- and ten-year periods and performed the same as the Peer Group median for the three-year period. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services for the Fund was the same as the median advisory fee rates of its Peer Group and Morningstar Category. The Board also noted that the total expense ratio, net of waivers or reimbursements, for the Fund was lower than the median total expense ratios of its Peer Group and Morningstar Category. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

19

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

20

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION June 30, 2024 (unaudited)

VanEck VIP Trust

VanEck VIP Global Resources Fund

800.826.2333	vaneck.com

VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

June 30, 2024 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.7%
Australia: 4.7%
Glencore Plc (GBP)	1,645,900	$9,365,614
Rio Tinto Plc (ADR)	73,500	4,845,855
		14,211,469
Brazil: 3.9%
JBS S/A *	1,185,500	6,843,542
Suzano SA *	343,100	3,499,067
Vale SA (ADR)	127,400	1,423,058
		11,765,667
Canada: 14.0%
Agnico Eagle Mines Ltd. (USD)	68,722	4,494,419
Alamos Gold, Inc. (USD)	199,400	3,126,592
Barrick Gold Corp. (USD)	232,074	3,870,994
Cenovus Energy, Inc. (USD)	119,700	2,353,302
Franco-Nevada Corp. (USD)	33,300	3,946,716
Ivanhoe Mines Ltd. * †	259,713	3,350,707
Kinross Gold Corp. (USD)	560,200	4,660,864
Nutrien Ltd. (USD)	85,065	4,330,659
Pan American Silver Corp. (USD)	151,800	3,017,784
Suncor Energy, Inc.	82,300	3,137,272
Teck Resources Ltd. (USD)	124,700	5,973,130
		42,262,439
China: 1.3%
PetroChina Co. Ltd. (HKD)	3,829,000	3,866,352
France: 5.3%
Nexans SA	40,900	4,501,372
TotalEnergies SE	172,300	11,536,128
		16,037,500
Italy: 2.2%
Eni SpA	175,400	2,693,206
Saipem SpA *	1,494,900	3,833,357
		6,526,563
Liechtenstein: 0.5%
Antofagasta Plc (GBP)	59,800	1,589,246
Netherlands: 1.7%
OCI NV	207,456	5,066,763
South Africa: 2.0%
Anglo American Plc (GBP)	185,700	5,868,208
Spain: 0.5%
Repsol SA	88,700	1,406,665
Soltec Power Holdings SA * †	41,800	96,681
		1,503,346
Turkey: 0.9%
Eldorado Gold Corp. (USD) * †	179,100	2,648,889
United Kingdom: 9.7%
BP Plc (ADR)	193,300	6,978,130
Endeavour Mining Plc (CAD)	146,100	3,086,356
Shell Plc (ADR)	216,700	15,641,406
TechnipFMC Plc (USD)	140,200	3,666,230
		29,372,122
United States: 48.0%
Antero Resources Corp. *	89,300	2,913,859
Arcadium Lithium Plc * †	564,277	1,895,971
	Number of Shares	Value
United States (continued)
Archer-Daniels-Midland Co.	101,200	$6,117,540
Baker Hughes Co.	47,700	1,677,609
Bunge Global SA	38,700	4,131,999
Chart Industries, Inc. * †	35,400	5,109,636
Chesapeake Energy Corp. †	34,600	2,843,774
Chevron Corp.	18,900	2,956,338
ConocoPhillips	40,543	4,637,308
Corteva, Inc.	88,733	4,786,258
Diamondback Energy, Inc.	23,747	4,753,912
EQT Corp.	95,000	3,513,100
Exxon Mobil Corp.	115,126	13,253,305
FMC Corp.	41,300	2,376,815
Freeport-McMoRan, Inc.	224,300	10,900,981
Graphic Packaging Holding Co. †	111,500	2,922,415
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	212,419	6,287,602
Hess Corp.	10,100	1,489,952
Ingredion, Inc.	18,400	2,110,480
Kirby Corp. *	62,000	7,423,260
Kosmos Energy Ltd. *	426,100	2,360,594
MasTec, Inc. *	15,500	1,658,345
Mosaic Co.	89,800	2,595,220
MP Materials Corp. * †	191,000	2,431,430
Newmont Corp.	116,696	4,886,062
Nucor Corp.	26,000	4,110,080
Ormat Technologies, Inc.	56,280	4,035,276
PBF Energy, Inc.	28,100	1,293,162
Permian Resources Corp.	329,149	5,315,756
Pilgrim’s Pride Corp. *	181,700	6,993,633
Steel Dynamics, Inc.	21,400	2,771,300
Tyson Foods, Inc.	105,000	5,999,700
Valero Energy Corp.	52,700	8,261,252
		144,813,924
Zambia: 1.0%
First Quantum Minerals Ltd. (CAD)	235,100	3,088,152
Total Common Stocks (Cost: $221,407,174)		288,620,640

MONEY MARKET FUND: 5.0% (Cost: $15,093,139)
Invesco Treasury Portfolio - Institutional Class	15,093,139	15,093,139

Total Investments Before Collateral for Securities Loaned: 100.7% (Cost: $236,500,313)		303,713,779

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $114,208)

See Notes to Financial Statements

2

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	114,208	$114,208
Total Investments: 100.7% (Cost: $236,614,521)		303,827,987
Liabilities in excess of other assets: (0.7)%		(1,973,059)
NET ASSETS: 100.0%		$301,854,928

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,401,873.

The summary of inputs used to value the Fund’s investments as of June 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$4,845,855	$9,365,614	$—	$14,211,469
Brazil	11,765,667	—	—	11,765,667
Canada	42,262,439	—	—	42,262,439
China	—	3,866,352	—	3,866,352
France	—	16,037,500	—	16,037,500
Italy	—	6,526,563	—	6,526,563
Liechtenstein	1,589,246	—	—	1,589,246
Netherlands	—	5,066,763	—	5,066,763
South Africa	—	5,868,208	—	5,868,208
Spain	—	1,503,346	—	1,503,346
Turkey	2,648,889	—	—	2,648,889
United Kingdom	29,372,122	—	—	29,372,122
United States	144,813,924	—	—	144,813,924
Zambia	3,088,152	—	—	3,088,152
Money Market Funds	15,207,347	—	—	15,207,347
Total Investments	$255,593,641	$48,234,346	$—	$303,827,987

See Notes to Financial Statements

3

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2024 (unaudited)

Assets:
Investments, at value (Cost $236,500,313) (1)	$303,713,779
Short-term investment held as collateral for securities loaned (2)	114,208
Cash	513
Cash denominated in foreign currency, at value (Cost $868)	865
Receivables:
Shares of beneficial interest sold	148,124
Dividends and interest	435,753
Prepaid expenses	326
Total assets	304,413,568
Liabilities:
Payables:
Investment securities purchased	1,248,688
Shares of beneficial interest redeemed	577,150
Collateral for securities loaned	114,208
Due to Adviser	247,879
Due to Distributor	31,676
Deferred Trustee fees	218,001
Accrued expenses	121,038
Total liabilities	2,558,640
NET ASSETS	$301,854,928
Net Assets consist of:
Aggregate paid in capital	$322,661,533
Total distributable earnings (loss)	(20,806,605)
NET ASSETS	$301,854,928
(1) Value of securities on loan	$15,401,873
(2) Cost of short-term investment held as collateral for securities loaned	$114,208
Initial Class:
Net Assets	$147,202,216
Shares of beneficial interest outstanding	5,304,548
Net asset value, redemption and offering price per share	$27.75
Class S:
Net Assets	$154,652,712
Shares of beneficial interest outstanding	5,836,658
Net asset value, redemption and offering price per share	$26.50

See Notes to Financial Statements

4

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2024 (unaudited)

Income:
Dividends (net of foreign taxes withheld $189,750)	$3,927,565
Securities lending income	37,652
Total income	3,965,217
Expenses:
Management fees	1,489,114
Distribution fees – Class S	191,766
Transfer agent fees – Initial Class	21,502
Transfer agent fees – Class S	17,702
Professional fees	38,688
Trustees’ fees and expenses	34,295
Custodian fees	17,481
Insurance	15,513
Reports to shareholders	4,652
Taxes	358
Interest	61
Other	3,181
Total expenses	1,834,313
Net investment income	2,130,904
Net realized gain on:
Investments	2,122,761
Foreign currency transactions and foreign denominated assets and liabilities	14,798
Net realized gain	2,137,559
Net change in unrealized appreciation (depreciation) on:
Investments	8,245,238
Foreign currency translations and foreign denominated assets and liabilities	1,099
Net change in unrealized appreciation (depreciation)	8,246,337
Net increase in net assets resulting from operations	$12,514,800

See Notes to Financial Statements

5

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$2,130,904	$7,163,280
Net realized gain	2,137,559	30,269,907
Net change in unrealized appreciation (depreciation)	8,246,337	(53,097,660)
Net increase (decrease) in net assets resulting from operations	12,514,800	(15,664,473)
Distributions to shareholders from:
Distributable earnings
Initial Class	—	(4,359,305)
Class S	—	(4,440,727)
Total distributions	—	(8,800,032)
Share transactions *:
Proceeds from sale of shares
Initial Class	12,007,870	35,518,007
Class S	10,802,506	30,978,944
	22,810,376	66,496,951
Reinvestment of distributions
Initial Class	—	4,359,305
Class S	—	4,440,727
	—	8,800,032
Cost of shares redeemed
Initial Class	(21,557,820)	(69,737,352)
Class S	(22,031,039)	(75,846,769)
	(43,588,859)	(145,584,121)
Net Decrease in net assets resulting from share transactions	(20,778,483)	(70,287,138)
Total decrease in net assets	(8,263,683)	(94,751,643)
Net Assets, beginning of period	310,118,611	404,870,254
Net Assets, end of period	$301,854,928	$310,118,611
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	449,627	1,302,678
Shares reinvested	—	165,376
Shares redeemed	(807,232)	(2,564,108)
Net decrease	(357,605)	(1,096,054)
Class S:
Shares sold	421,320	1,176,971
Shares reinvested	—	176,080
Shares redeemed	(861,857)	(2,917,389)
Net decrease	(440,537)	(1,564,338)

See Notes to Financial Statements

6

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$26.59		$28.39	$26.61	$22.48	$19.04	$17.02
Net investment income (a)	0.21		0.61	0.69	0.40	0.13	0.15
Net realized and unrealized gain (loss) on investments	0.95		(1.63)	1.57	3.84	3.47	1.87
Total from investment operations	1.16		(1.02)	2.26	4.24	3.60	2.02
Distributions from:
Net investment income	—		(0.78)	(0.48)	(0.11)	(0.16)	—
Net asset value, end of period	$27.75		$26.59	$28.39	$26.61	$22.48	$19.04
Total return (b)	4.36%		(3.58)%	8.39%	18.92%	19.11%	11.87%

Ratios to average net assets
Expenses	1.11	%(c)	1.12%	1.09%	1.09%	1.13%	1.15%
Expenses excluding interest and taxes	1.11	%(c)	1.12%	1.08%	N/A	N/A	N/A
Net investment income	1.56	%(c)	2.23%	2.37%	1.54%	0.79%	0.84%
Supplemental data
Net assets, end of period (in millions)	$147		$151	$192	$169	$149	$132
Portfolio turnover rate (d)	26%		44%	55%	27%	40%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized, include adjustments in accordance with U.S. Generally Accepted Accounting Principles and do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

7

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S
	Six Months		Year Ended December 31,
	Ended June 30, 2024 (unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$25.42		$27.16	$25.49	$21.55	$18.26	$16.37
Net investment income (a)	0.17		0.52	0.59	0.33	0.09	0.10
Net realized and unrealized gain (loss) on investments	0.91		(1.57)	1.51	3.69	3.32	1.79
Total from investment operations	1.08		(1.05)	2.10	4.02	3.41	1.89
Distributions from:
Net investment income	—		(0.69)	(0.43)	(0.08)	(0.12)	—
Net asset value, end of period	$26.50		$25.42	$27.16	$25.49	$21.55	$18.26
Total return (b)	4.25%		(3.84)%	8.12%	18.68%	18.83%	11.55%

Ratios to average net assets
Expenses	1.35	%(c)	1.36%	1.33%	1.34%	1.38%	1.40%
Net investment income	1.31	%(c)	1.99%	2.14%	1.31%	0.55%	0.58%
Supplemental data
Net assets, end of period (in millions)	$155		$160	$213	$173	$144	$120
Portfolio turnover rate (d)	26%		44%	55%	27%	40%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized, include adjustments in accordance with U.S. Generally Accepted Accounting Principles and do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these fees and expenses were included the returns would be lower. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

8

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Resources Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in global resources securities. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee. Van Eck Associates Corp. (the “Adviser”) serves as the investment adviser for the Fund.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy.

The Board of Trustees (“Trustees”) has designated the Adviser as valuation designee to perform the Fund’s fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee
9

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of
10

derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. During the period ended June 30, 2024, the Fund held no derivative instruments.

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund receives cash and/or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2024, is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based upon the relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2025, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.20% and 1.45% of average daily net assets for Initial Class Shares and Class S Shares, respectively. During the period ended June 30, 2024, there were no expenses assumed by Adviser.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2024, the aggregate shareholder accounts of two insurance companies owned approximately 48% and 24% of the Initial Class Shares and three insurance companies owned approximately 37%, 32%, and 14% of the Class S Shares. Investment activities by these shareholders could have a material impact to the Fund.

Note 4—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf

11

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $77,141,655 and $104,374,387, respectively.

Note 6—Income Taxes—As of June 30, 2024, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$241,377,179	$77,266,343	$(14,815,535)	$62,450,808

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2023, the Fund had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
$(14,730,790)	$(80,068,628)	$(94,799,418)

During the year ended December 31, 2023, the Fund utilized $27,529,045 of its capital loss carryovers available from prior years.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2024, the Fund did not incur any interest or penalties.

Note 7—Principal Risks— The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

The Fund concentrates its investments in the securities of global resource companies, including precious metals, base and industrial metals, energy, natural resources and other commodities. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios.

12

Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s portfolio companies.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck Vectors ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2024 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2024:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$15,401,873	$114,208	$15,808,720	$15,922,928

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2024:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$114,208

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until

13

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2024, the Fund did not borrow under the Facility.

At June 30, 2024, the Fund had no outstanding borrowings under the Facility.

Note 11—Subsequent Event—Effective July 1, 2024, the Adviser has agreed to lower the management fee for the Fund from 1.00% to 0.95% of the first $500 million of average daily net assets of the Fund.

14

Changes In and Disagreements with Accountants	For the period covered by this report

There were no changes in or disagreements with accountants.

Proxy Disclosures	For the period covered by this report

Not applicable.

Remuneration Paid to Directors, Officers, and Others	For the period covered by this report

Refer to the financial statements included herein.
15

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

VANECK VIP EMERGING MARKETS FUND
VANECK VIP GLOBAL GOLD FUND
VANECK VIP GLOBAL RESOURCES FUND
VANECK VIP EMERGING MARKETS BOND FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 21, 2024, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 29, 2024 and June 21, 2024, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2023 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2023 with (i) the Morningstar Category and (ii) Peer Group;

16

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality

17

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2023, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2023. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

VIP Emerging Markets Bond Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group median for the one-, three-, five- and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its Morningstar Category median for the one- and ten-year periods and outperformed its Morningstar Category median for the three- and five-year periods. The Board also noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-year period and outperformed its benchmark index for the three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Emerging Markets Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board further noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate for the Fund was the same as the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense

18

ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Resources Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. The Board noted that the Fund changed its primary benchmark index on May 1, 2023 and that the Initial Class shares of the Fund had underperformed that primary benchmark index and the previous primary benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

In connection with the consideration of the continuation of the Advisory Agreement for the Fund, the Board considered and approved an advisory fee reduction of five basis points, effective July 1, 2024. The Board also noted that after the fee reduction the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, would still be higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VIP Global Gold Fund. In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had outperformed its Peer Group median for the one-, five- and ten-year periods and performed the same as the Peer Group median for the three-year period. The Board further noted that the Class S shares of the Fund had outperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class S shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services for the Fund was the same as the median advisory fee rates of its Peer Group and Morningstar Category. The Board also noted that the total expense ratio, net of waivers or reimbursements, for the Fund was lower than the median total expense ratios of its Peer Group and Morningstar Category. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2025 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

19

VANECK VIP TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

20

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 There were no changes in and disagreements with accountants.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VIP TRUST

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 6, 2024

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date September 6, 2024